Debt (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($)	May. 15, 2014 USD ($)	Feb. 08, 2013 USD ($)	Feb. 01, 2012 USD ($)	Nov. 30, 2010 USD ($)
Debt Instrument [Line Items]
Commitment fee percentage	0.375%
Letter Of Credit [Member]
Debt Instrument [Line Items]
Letter of credit, fee percentage	2.25%
Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, aggregate maximum borrowing capacity	$ 1,500.0
Senior secured credit facility, amount outstanding	550.4
Total amount available for borrowings, remaining borrowing capacity	438.8
Senior Secured Credit Facility [Member] | Letter Of Credit [Member]
Debt Instrument [Line Items]
Letters of credit, outstanding amount	$ 10.8
Maturity date of debt	Jul. 25, 2019
Senior Secured Credit Facility [Member] | Accordion [Member]
Debt Instrument [Line Items]
Senior secured credit facility, maximum borrowing capacity	$ 300.0
Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount				$ 350.0
Debt instrument, percentage of face value				101.00%
Debt instrument, effective interest rate				7.682%
Seven Point Eight Seventy Five Percentage Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Maturity date of debt	Dec. 15, 2018
Debt instrument, principal amount				$ 100.0	$ 250.0
Debt instrument, stated rate					7.875%
Federal Funds Effective Rate [Member]
Debt Instrument [Line Items]
Interest rate spreads senior secured credit facility	0.50%
Eurodollar Rate [Member]
Debt Instrument [Line Items]
Interest rate spreads senior secured credit facility	2.25%
Applicable Margin [Member]
Debt Instrument [Line Items]
Interest rate spreads senior secured credit facility	1.25%
Five Point Seventy Five Percentage Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Maturity date of debt	Feb. 15, 2021
Debt instrument, principal amount			$ 350.0
Debt instrument, stated rate			5.75%
Maximum percentage of principal, early debt redemption	35.00%
Percentage of the redeemable value of debt on Face amount	105.75%
Five Point Six Two Five Percentage Senior Unsecured Notes [Member] [Domain]
Debt Instrument [Line Items]
Maturity date of debt	Jun. 15, 2024
Debt instrument, principal amount		$ 350.0
Debt instrument, stated rate		5.625%
Maximum percentage of principal, early debt redemption	35.00%
Percentage of the redeemable value of debt on Face amount	105.625%
CHOPS [Member]
Debt Instrument [Line Items]
Ownership percentage	50.00%
Maximum [Member]
Debt Instrument [Line Items]
Commitment fee percentage	0.375%
Maximum [Member] | Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument covenant, requirement leverage ratio	1.00
Debt instrument covenant, requirement senior secured leverage ratio	1.00
Debt instrument covenant, requirement interest coverage ratio	1.00
Maximum [Member] | Senior Secured Credit Facility [Member] | Letter Of Credit [Member]
Debt Instrument [Line Items]
Letters of credit, outstanding amount	$ 100.0
Maximum [Member] | Federal Funds Effective Rate [Member]
Debt Instrument [Line Items]
Interest rate spreads senior secured credit facility	1.00%
Maximum [Member] | LIBOR Rate [Member]
Debt Instrument [Line Items]
Interest rate spreads senior secured credit facility	1.00%
Maximum [Member] | Eurodollar Rate [Member]
Debt Instrument [Line Items]
Letter of credit, fee percentage	2.50%
Maximum [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Letter of credit, fee percentage	1.50%
Minimum [Member]
Debt Instrument [Line Items]
Commitment fee percentage	0.25%
Minimum [Member] | Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument covenant, requirement leverage ratio	5.00
Debt instrument covenant, requirement senior secured leverage ratio	3.75
Debt instrument covenant, requirement interest coverage ratio	3.00
Minimum [Member] | Eurodollar Rate [Member]
Debt Instrument [Line Items]
Letter of credit, fee percentage	1.50%
Minimum [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Letter of credit, fee percentage	0.50%
Amended Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility, maximum borrowing capacity	$ 1,000.0
Amended Facility [Member] | Senior Secured Credit Facility [Member] | Accordion [Member]
Debt Instrument [Line Items]
Senior secured credit facility, maximum borrowing capacity	500.0
Petroleum Products [Member] | Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility, amount outstanding	45.0
Petroleum Products [Member] | Amended Facility [Member] | Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility, maximum borrowing capacity	$ 150.0
During Acquisition Period [Member] | Maximum [Member] | Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument covenant, requirement leverage ratio	1.00
Debt instrument covenant, requirement senior secured leverage ratio	1.00
Debt instrument covenant, requirement interest coverage ratio	1.00
During Acquisition Period [Member] | Minimum [Member] | Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument covenant, requirement leverage ratio	5.50
Debt instrument covenant, requirement senior secured leverage ratio	4.25
Debt instrument covenant, requirement interest coverage ratio	2.75